STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Common Stock [Member]	Additional Paid In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Dec. 31, 2011	$ 64,350	$ 4,188,644	$ (4,870,699)	$ (617,705)
Beginning Balance (Shares) at Dec. 31, 2011	64,350,423
Common shares issued by Sandwich Isles for cash	2,234,003			2,234,003
Common shares issued by Sandwich Isles for cash (shares)	3,207,776
Common shares issued by Sandwich Isles for services	424,687			424,687
Common shares issued by Sandwich Isles for services (Shares)	606,695
Recapitalization adjustment relating to fiscal balances	(2,658,690)	2,658,690
Recapitalization adjustment relating to fiscal balances (Shares)	(3,814,471)
Additional paid-in capital related to warrant issuance		190,500		190,500
Net Income (Loss)			(2,895,416)	(2,895,416)
Ending Balance at Dec. 31, 2012	64,350	7,037,834	(7,766,115)	(663,931)
Ending Balance (Shares) at Dec. 31, 2012	64,350,423
Common shares issued by Sandwich Isles for cash	140,000			140,000
Common shares issued by Sandwich Isles for cash (shares)	300,953
Common shares issued by Sandwich Isles for services	39,550			39,550
Common shares issued by Sandwich Isles for services (Shares)	61,750
Common shares issued by Sandwich Isles to settle related party accounts payable	27,500			27,500
Common shares issued by Sandwich Isles to settle related party accounts payable (Shares)	91,667
Common shares issued by Sandwich Isles to repay shareholder advances	94,440			94,440
Common shares issued by Sandwich Isles to repay shareholder advances (Shares)	314,800
Recapitalization adjustment relating to fiscal balances	(301,490)	292,179		(9,311)
Recapitalization adjustment relating to fiscal balances (Shares)	(769,170)
Common shares cancellation	(38,700)	38,700
Common shares cancellation (Shares)	(38,700,423)
Common shares issued to Sandwich Isles shareholders, October 4, 2013	42,750	(42,750)
Common shares issued to Sandwich Isles shareholders, October 4, 2013 (Shares)	42,750,000
Common shares issued for note conversion	1,111	498,889		500,000
Common shares issued for note conversion (Shares)	1,111,111
Common shares issued for cash	2,856	1,282,144		1,285,000
Common shares issued for cash (Shares)	2,855,556
Additional paid-in capital related to warrant issuance		1,861,803		1,861,803
Additional paid-in capital related to option grants		1,000,975		1,000,975
Net Income (Loss)			(3,912,278)	(3,912,278)
Ending Balance at Dec. 31, 2013	$ 72,367	$ 11,969,774	$ (11,678,393)	$ 363,748
Ending Balance (Shares) at Dec. 31, 2013	72,366,667